Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company’s assets and liabilities that were measured at fair value on a recurring basis were as follows:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$207,471	$—	$—	$207,471
U.S. Treasury securities (ii)	8,141	—	—	8,141
Corporate bonds (ii)	—	7,342	—	7,342
Total financial assets	$215,612	$7,342	$—	$222,954
Liabilities
Common stock warrant liabilities (Public) (iii)	$14,318	$—	$—	$14,318
Common stock warrant liabilities (Private Placement) (iii)	—	—	7,387	7,387
Contingent earnout liabilities	—	—	111,487	111,487
Total financial liabilities	$14,318	$—	$118,874	$133,192

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market funds (i)	$15,517	$—	$—	$15,517
Total financial assets	$15,517	$—	$—	$15,517
Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$181	$181
Total financial liabilities	$—	$—	$181	$181
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(i)Included in cash and cash equivalents on the consolidated balance sheets.
(ii)Included in short-term investments on the consolidated balance sheets.
(iii)Included in warrant liabilities on the consolidated balance sheets.
The aggregate fair value of the Company’s money market funds approximated amortized cost and, as such, there were no unrealized gains or losses on money market funds as of December 31, 2021 and 2020. Realized gains and losses, net of tax, were not material for any of the periods presented.
The following table presents a summary of the changes in the fair value of the Company’s Level 3 financial instruments:

	Redeemable convertible preferred stock warrant liabilities	Private placement warrant liabilities	Contingent earnout liabilities
	(In thousands)
Fair value as of January 1, 2021	$181	$—	$—
Private placement warrant liabilities acquired as part of the reverse recapitalization	—	7,164	—
Contingent earnout liabilities recognized upon the closing of the reverse recapitalization	—	—	120,763
Change in fair value	718	223	(9,276)
Exercise of warrants	(899)	—	—
Fair value as of December 31, 2021	$—	$7,387	$111,487

	Redeemable convertible preferred stock warrant liabilities	Private placement warrant liabilities	Contingent earnout liabilities
	(In thousands)
Fair value as of January 1, 2020	$185	$—	$—
Change in fair value	(4)	—	—
Fair value as of December 31, 2020	$181	$—	$—
The fair value of the private placement warrant liability, redeemable convertible preferred stock warrant liability and contingent earnout liability are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the private placement warrant liability, the Company used the Binomial-Lattice Model that assumes optimal exercise of the Company’s redemption option at the earliest possible date. In determining the fair value of the redeemable convertible preferred stock warrant liability, the Company used the Black-Scholes option pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate and dividend yield (see Note 17, Equity Instruments). In determining the fair value of the contingent earnout liability, the Company used the Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earnout Period using the most reliable information available (see Note 17, Equity Instruments).